EQUITY ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY ACTIVITY
Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2017:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$152	$617	$769
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$(1)	$0
Reclassification of (gains)/losses to other (income) and expense	1	0	1

Total net changes related to available-for-sale securities	$2	$(1)	$1

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(58)	$0	$(58)
Reclassification of (gains)/losses to:
Cost of sales	(3)	1	(3)
Cost of services	(70)	27	(43)
SG&A expense	(11)	3	(9)
Other (income) and expense	(324)	124	(199)
Interest expense	45	(17)	28

Total unrealized gains/(losses) on cash flow hedges	$(421)	$137	$(284)

Retirement-related benefit plans (1)
Prior service costs/(credits)	$0	$0	$0
Net (losses)/gains arising during the period	682	(201)	481
Curtailments and settlements	19	(5)	14
Amortization of prior service (credits)/costs	(88)	29	(58)
Amortization of net (gains)/losses	2,889	(1,006)	1,883

Total retirement-related benefit plans	$3,502	$(1,182)	$2,320

Other comprehensive income/(loss)	$3,235	$(429)	$2,806

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2016:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(20)	$(120)	$(140)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(38)	$14	$(23)
Reclassification of (gains)/losses to other (income) and expense	34	(13)	21

Total net changes related to available-for-sale securities	$(3)	$1	$(2)

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$243	$(80)	$163
Reclassification of (gains)/losses to:
Cost of sales*	5	(5)	1
Cost of services*	8	(3)	5
SG&A expense	(4)	(2)	(7)
Other (income) and expense	68	(26)	42
Interest expense	24	(9)	15

Total unrealized gains/(losses) on cash flow hedges	$345	$(126)	$219

Retirement-related benefit plans (1)
Net (losses)/gains arising during the period	$(2,490)	$924	$(1,566)
Curtailments and settlements	(16)	1	(15)
Amortization of prior service (credits)/costs	(107)	34	(74)
Amortization of net (gains)/losses	2,764	(976)	1,788

Total retirement-related benefit plans	$150	$(19)	$132

Other comprehensive income/(loss)	$472	$(263)	$209

*  Reclassified to conform to 2017 presentation.

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2015:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,379)	$(342)	$(1,721)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(54)	$21	$(33)
Reclassification of (gains)/losses to other (income) and expense	86	(33)	53

Total net changes related to available-for-sale securities	$32	$(12)	$20

Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$618	$(218)	$399
Reclassification of (gains)/losses to:
Cost of sales*	(192)	59	(133)
Cost of services*	0	(2)	(2)
SG&A expense	(149)	43	(105)
Other (income) and expense	(731)	281	(451)
Interest expense	0	0	0

Total unrealized gains/(losses) on cash flow hedges	$(454)	$162	$(292)

Retirement-related benefit plans (1)
Prior service costs/(credits)	$6	$(2)	$4
Net (losses)/gains arising during the period	(2,963)	1,039	(1,925)
Curtailments and settlements	33	(9)	24
Amortization of prior service (credits)/costs	(100)	36	(65)
Amortization of net (gains)/losses	3,304	(1,080)	2,223

Total retirement-related benefit plans	$279	$(17)	$262

Other comprehensive income/(loss)	$(1,523)	$(208)	$(1,731)

*  Reclassified to conform to 2017 presentation.

(1)	These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)

				Net Unrealized
	Net Unrealized	Foreign	Net Change	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Retirement-	on Available-	Other
	on Cash Flow	Translation	Related	For-Sale	Comprehensive
	Hedges	Adjustments*	Benefit Plans	Securities	Income/(Loss)
December 31, 2014	$392	$(1,742)	$(26,509)	$(15)	$(27,875)
Other comprehensive income before reclassifications	399	(1,721)	(1,897)	(33)	(3,252)
Amount reclassified from accumulated other comprehensive income	(691)	0	2,158	53	1,520

Total change for the period	(292)	(1,721)	262	20	(1,731)

December 31, 2015	100	(3,463)	(26,248)	5	(29,607)
Other comprehensive income before reclassifications	163	(140)	(1,581)	(23)	(1,581)
Amount reclassified from accumulated other comprehensive income	56	0	1,714	21	1,791

Total change for the period	219	(140)	132	(2)	209

December 31, 2016	319	(3,603)	(26,116)	2	(29,398)
Other comprehensive income before reclassifications	(58)	769	495	0	1,206
Amount reclassified from accumulated other comprehensive income	(226)	0	1,825	1	1,599

Total change for the period	(284)	769	2,320	1	2,806

December 31, 2017	$35	$(2,834)	$(23,796)	$3	$(26,592)

*Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.